Significant Risks (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 HKD ($)
Significant Risks [Line Items]
Deposits cash	$ 7,970,059	$ 8,938,202
Intangible assets	64,352	63,891	$ 500,000
Allowance for expected credit losses	56,354	$ 7,668
Cost of revenue	$ 266,349
Customer Concentration Risk [Member] | Three counterparties [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Percentage of customers accounted	38.00%
Customer Concentration Risk [Member] | Three counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted		11.00%
Customer Concentration Risk [Member] | One Counterpartie [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	31.00%	39.00%
Customer Concentration Risk [Member] | Two counterparties [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Percentage of customers accounted	16.00%	30.00%
Hong Kong [Member]
Significant Risks [Line Items]
Intangible assets	$ 102,963		$ 800,000